Offerings - Offering: 1	Feb. 17, 2026 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 1,886,352,255.5
Carry Forward Form Type	S-3
Carry Forward File Number	333-270596
Carry Forward Initial Effective Date	Mar. 16, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 288,800.53
Offering Note
(1)
Digital Realty Trust, Inc. previously registered the offer and sale of shares of common stock having an aggregate offering price of up to $3,000,000,000 by means of a prospectus supplement filed pursuant to Rule 424(b)(5) under the Securities Act on December 23, 2024 (the “2024 ATM Prospectus Supplement”), pursuant to the Digital Realty Trust, Inc’s registration statement on Form
S-3ASR
(File
No. 333-270596)
filed with the Securities and Exchange Commission on March 16, 2023 (the “Prior Registration Statement”). In connection with the filing of the 2024 ATM Prospectus Supplement, the Company paid a filing fee of $459,300.00 in connection with the registration of shares of common stock having a maximum aggregate offering price of $3,000,000,000 to be issued and sold as part of an
“at-the-market”
offering. Of those shares of common stock, shares having an aggregate sales price of $1,113,647,744.50 have been sold and shares of common stock with a maximum aggregate offering price of $1,886,352,255.50 remain unsold (the “Carry Forward Securities”). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Carry Forward Securities, and the registration fees totaling $288,800.53 that were previously paid on December 23, 2024 with respect to the Carry Forward Securities will continue to be applied to the Carry Forward Securities. Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the Prior Registration Statement was deemed terminated as of the effective date of Company’s new registration statement on
Form S-3ASR
(File No. 333-293494), filed with the SEC on February 17, 2025. As a result, no additional filing fee is due.